Summary Of Significant Accounting Policies Summary of Significant Accounting Policies (Activity in the LIFO Reserve) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
LIFO Reserve [Roll Forward]
Balance, beginning of year	$ 22.6	$ 73.0
LIFO expense (benefit)	10.5	(46.4)
Allocated to divested businesses	0.7	(4.0)
Balance, end of year	$ 22.6	$ 73.0	$ 33.8